Share-Based Payments - Fair Value and Parameters for Equity-Settled Plans (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€) Y € / shares	Dec. 31, 2024 EUR (€) Y € / shares
Share-Based Payments
Weighted average fair value as at grant date | €		€ 234.51
Weighted average share price | € / shares	€ 234.93	€ 197.14
Weighted average initial life at grant date (in years) | Y	0.9	0.9
Move (2025 Tranche)
Share-Based Payments
Weighted average fair value as at grant date | €	€ 237.67
Weighted average share price | € / shares	€ 241.49
Weighted average expected dividend yield (in %)	0.98%
Weighted average initial life at grant date (in years) | Y	1.6
Move (2024 Tranche)
Share-Based Payments
Weighted average fair value as at grant date | €		€ 175.09
Weighted average share price | € / shares		€ 170.4
Weighted average expected dividend yield (in %)		1.23%
Weighted average initial life at grant date (in years) | Y		1.7